Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Interest income (Note 14)
Loans	[1]	$ 7,263	$ 6,927	$ 3,413	$ 14,190	$ 6,619
Securities	[1]	1,735	1,571	666	3,306	1,295
Securities borrowed or purchased under resale agreements	[1]	1,028	995	120	2,023	198
Deposits with banks and other	[1]	657	767	47	1,424	75
Interest income	[1]	10,683	10,260	4,246	20,943	8,187
Interest expense (Note 14)
Deposits		6,211	5,887	949	12,098	1,587
Securities sold short		102	92	88	194	156
Securities lent or sold under repurchase agreements		987	890	73	1,877	127
Subordinated indebtedness		118	103	35	221	64
Other		78	83	13	161	33
Interest expense		7,496	7,055	1,158	14,551	1,967
Net interest income		3,187	3,205	3,088	6,392	6,220
Non-interest income
Underwriting and advisory fees		136	103	146	239	294
Deposit and payment fees		214	220	223	434	437
Credit fees		324	337	309	661	631
Card fees		106	106	102	212	237
Investment management and custodial fees		435	428	452	863	897
Mutual fund fees		422	472	449	894	928
Insurance fees, net of claims		82	90	83	172	177
Commissions on securities transactions		87	88	106	175	212
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		495	678	286	1,173	545
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		31	10	16	41	35
Foreign exchange other than trading (FXOTT)		77	127	68	204	141
Income (loss) from equity-accounted associates and joint ventures		36	(4)	14	32	27
Other		70	67	34	137	93
Non-interest income		2,515	2,722	2,288	5,237	4,654
Total revenue		5,702	5,927	5,376	11,629	10,874
Provision for credit losses (Note 6)		438	295	303	733	378
Non-interest expenses
Employee compensation and benefits		1,863	1,909	1,746	3,772	3,493
Occupancy costs		200	208	204	408	408
Computer, software and office equipment		608	588	563	1,196	1,093
Communications		96	89	93	185	173
Advertising and business development		68	73	80	141	143
Professional fees		59	58	84	117	155
Business and capital taxes		31	39	28	70	60
Other (Note 13)		215	1,498	316	1,713	612
Non-interest expenses		3,140	4,462	3,114	7,602	6,137
Income before income taxes		2,124	1,170	1,959	3,294	4,359
Income taxes		436	738	436	1,174	967
Net income		1,688	432	1,523	2,120	3,392
Net income attributable to non-controlling interests		11	9	5	20	10
Preferred shareholders and other equity instrument holders		67	72	47	139	88
Common shareholders		1,610	351	1,471	1,961	3,294
Net income attributable to equity shareholders		$ 1,677	$ 423	$ 1,518	$ 2,100	$ 3,382
Earnings per share (in dollars) (Note 12)
Basic	[2]	$ 1.77	$ 0.39	$ 1.63	$ 2.16	$ 3.65
Diluted	[2]	1.76	0.39	1.62	2.15	3.64
Dividends per common share (in dollars)	[2]	$ 0.85	$ 0.85	$ 0.805	$ 1.7	$ 1.61

[1]	Interest income included $10.1 billion for the quarter ended April 30, 2023 (January 31, 2023: $9.6 billion; April 30, 2022: $3.8 billion) and $19.7 billion for the six months ended April 30, 2023 (April 30, 2022: $7.2 billion), calculated based on the effective interest rate method.
[2]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.